J.P. Morgan Mortgage Trust 2021-10 ABS-15G

Exhibit 99.18

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302229799	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Calculating Cash to Close Mismatch-

The Cash to Close on the CCTC table on page 3 of the CD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX

Response 1 (12/01/2020 12:37PM)
The provided documentation is insufficient to cure the finding. The amount of ''Cash to Close' disclosed in the Loan Estimate column of the last revised CD (issued XXXX should match the amount of 'Cash to Close' disclosed on the last revised LE (issued XXXX (Upheld)

Response 2 (12/07/2020 11:25AM)
The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the co-borrower. The disclosure in the file was only signed by the borrower.

Response 1 (11/30/2020 10:51AM)
Documentation received is sufficient. (Response)

(Clear) Income - Business Tax Returns-

Copies of signed federal business income tax returns (including all schedules) were not obtained or were not properly retained in the file. The XXXX is not signed.

Response 1 (11/30/2020 10:56AM)
Section 9.3 references that business Tax Transcripts are not required when income flows to the personal return as opposed to the absence of signatures on business returns. Section 9.1.2 requires a signature on the business returns. (Upheld)

Response 2 (11/30/2020 11:41AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. There is a CDA in the loan file that supports the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302391412	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302406244	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee where 'compensation to' does not reflect a payee on the revised CD: Title - Lender's Title Insurance (Section C).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.1.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302410554	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (03/19/2021 3:02PM) The documentation provided is not sufficient to cure the finding. The Security Instrument provided is for a prior transaction that occurred XXXX Please provide the Security Instrument for the current transaction. (Upheld) Response 2 (03/22/2021 5:14PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
XXXX	302426796	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302487209	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302492757	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Second appraisal and CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302526547	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302526678	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302494331	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).

(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test. The lender credit decreased on the CD issued on XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (04/23/2021 11:54AM)
Correction: The Lender Credit decreased on the initial CD issued XXXX Please provide valid coc for the decrease or pccd, loe, refund and proof of delivery to cure the finding.

Response 2 (04/23/2021 3:52PM)
The documentation provided issufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for XXXX

Response 1 (04/19/2021 5:04PM)
VVOE not received. (Upheld)

Response 2 (05/03/2021 2:03PM)
VVOE still missing for, XXXX XXXX (Upheld)

Response 3 (05/06/2021 3:06PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final application indicates the borrowers recently purchased a new primary residence located at XXXX. The file does not contain documentation verifying the terms of the new mortgage, hazard insurance and taxes. The borrowers also own an investment property located at XXXX. The file does not contain documentation verifying the hazard insurance and HOA dues.

Response 1 (04/19/2021 5:12PM)
Still missing mortgage payment and hazard insurance documentation for XXXX and hazard insurance documentation for XXXX (Upheld)

Response 2 (05/06/2021 3:14PM)
Still missing mortgage payment and hazard insurance documentation for XXXX and hazard insurance documentation for XXXX. If condo policies are walls-in, please provide. (Upheld)

Response 3 (05/18/2021 6:37PM)
Still missing the mortgage statement for XXXX. (Upheld)

Response 4 (05/20/2021 9:26PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The XXXX paystubs provided for the borrower indicate base salary of XXXX per month which equates to XXXX per year. Borrower's XXXX earnings per year end paystub were XXXX The file does not contain documentation to support monthly salary of XXXX (borrower received raise, borrower received promotion, etc.). If XXXX average is used for qualifying income; DTI would increase from XXXX to XXXX which would exceed the maximum allowed of XXXX

Response 1 (04/19/2021 5:06PM)
Income documentation not received. (Upheld)

Response 2 (05/03/2021 2:11PM)
Additional paystubs referenced in rebuttal letter not provided. Confirmation from Employer of permanent salary increase to XXXX per month is required. (Upheld)

Response 3 (05/08/2021 7:17PM)
Please provided written confirmation from Employer of permanent salary increase to XXXX per month. (Upheld)

Response 4 (05/18/2021 6:29PM)
The borrowers salary increase was 72% and without said increase the borrower does not qualify. The 2 paystubs provided in rebuttal are the same 2 paystubs provided in the loan file and are the sole confirmation of the borrower's new salary. A written confirmation of the borrower's permanent salary increase is required from the employer. (Upheld)

Response 5 (06/01/2021 10:40AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302654909	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Guidelines required 15 months of reserves and that 50% of the required reserves must be in a liquid, non-retirement account. Quarterly statement from XXXX was provided for the reserves. The account was an XXXX account and was not considered as a liquid account.

Response 1 (04/19/2021 4:58PM)
Retirement funds can be used for reserves; however, 50% of reserve funds must come from a liquid non-retirement account. (Upheld)

Response 2 (05/27/2021 12:02PM)
								Exception granted. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score is 1.5 which supports the original appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	C	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	302473983	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Transaction Information/Seller Info-

The CD issued on XXXX does not reflect the complete Seller's name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii).

Response 1 (05/21/2021 3:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).

Response 1 (05/21/2021 3:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. The borrower's funds needed to be verified were XXXX which included cash to close of XXXX and reserves of XXXX The file contained bank statements from XXXX and EMD verification of XXXX for total verified assets of XXXX therefore, short funds to close and reserves. The final 1003 indicated assets from stocks in the amount of XXXX were verified; however, the file did not contain this documentation. Including these assets would result in the borrower being still being short XXXX in reserves.

Response 1 (03/30/2021 4:36PM)
Reviewer has the following breakdown. Total funds required: XXXX POC, XXXX EMD, XXXX funds to close, 15 months of reserves for subject XXXX and 2 months for departure XXXX for total required funds of XXXX Total funds documented: XXXX XXXX XXXX XXXX EMD Cleared XXXX and XXXX XXXX for total documented funs of XXXX A shortage of XXXX in reserves exists. (Upheld)

Response 2 (05/27/2021 12:09PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.3 (must be 2.5 or less) is acceptable for loan amount up to XXXX	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302527806	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete-

The loan application indicates the borrower is the Founding Partner of XXXX. It appears the business is an XXXX and that the borrower is a wage earning Partner; however, the borrower's ownership percentage was not provided. Ownership percentage is required and if 25% or more, the XXXX return, YTD Balance Sheet, and YTD P/L are required.

Response 1 (05/08/2021 7:45PM)
The borrower's ownership percentage of XXXX must be confirmed by the firm, XXXX. (Upheld)

Response 2 (05/16/2021 6:01PM)
XXXX appears to be a C Corp where income does not flow to the personal tax return, Schedule E. XXXX must confirm corporate status and the borrowers ownership percentage, if any. If 25% or more, full corporate tax returns are required. (Upheld)

Response 3 (05/21/2021 11:48AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

The XXXX and XXXX personal returns reflected 1065 K-1 losses for consecutive years from XXXX and XXXX. The K-1's from both partnerships are required. If the K-1's reflect ownership of 25% or more then 2 years of 1065 partnership returns, YTD Balance Sheets, and YTD P/Ls are required for both businesses.

Response 1 (05/16/2021 5:58PM)
Documentation provided clears this specific defect. (Resolved)

(Clear) Income - Other-

The initial application reflected the borrower was retired for 8 years. The final application reflected the borrower was the Founding Partner of XXXX for XXXX years. Reconciliation of the aforementioned discrepancy is required.

Response 1 (05/08/2021 7:42PM)
								Investor attests that the final application is accurate. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a XXX desk review, which supported the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302527799	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XXXX Environmental Protection. (Open) TRID - CD - Incorrect Section- The Environmental Protection Fee was included in Section B of the CD issued on XXXX However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained the CU score of 2.4 which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302527796	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE in file for the borrower is dated XXXX which is expired as of the Note date XXXX The VVOE in file for the co-borrower is dated XXXX which is expired as of the Note date XXXX Response 1 (05/27/2021 12:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXX Desk Review which supports the appraised value in the origination appraisal report.	4	2	4	1	2	2	1	1	D	B	D	A	A	A	B	B	D	D	A	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B
XXXX	302527794	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a XXX Desk Review which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302527788	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXX Appraisal Department Desk Review which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302527651	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower completed within 10 business days prior to the Note date of XXXX Response 1 (05/27/2021 11:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review required for CU scores exceeding 2.5 which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530248	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a XXX desk review, which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302654912	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 2.1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302578030	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Closing Information/Disbursement Date- The CD issued on XXXX does not reflect the correct Disbursement Date when compared to the Notice of Right to Cancel. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(iii) Response 1 (05/28/2021 1:04PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The underwriter stated on the Loan Transmittal borrowers are obtaining a XXXX which is closing simultaneously with subject transaction; limit XXXX and payments XXXX The loan approval and final application reflect the same. However; the file does not contain documentation verifying terms of the new loan.

Response 1 (05/31/2021 9:24AM)
The underwriting approval is not sufficient. (Upheld)

Response 2 (06/02/2021 11:37AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302587120	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A desk review completed by XXX was provided and supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302612937	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1.0 which is acceptable for loan amounts up to XXXX	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302664078	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii) (Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XXXX Recording Service Fee.	(Clear) Program Parameters - LTV- The LTV does not meet the minimum program eligibility guidelines. The LTV does not meet the maximum program eligibility guidelines. The current LTV is XXXX which exceeds the Jumbo Advantage program guidelines reflecting a maximum LTV of XXXX for a loan amount up to XXXX owner occupied purchase. Response 1 (05/19/2021 10:00AM) The loan was not underwritten to Express guidelines. (Upheld) Response 2 (05/28/2021 1:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review required for CU scores exceeding 2.5 which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302470427	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review for loan amounts > XXXX to XXXX supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302584280	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Transaction Information/Seller Info- The CD issued on XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii) Response 1 (05/28/2021 12:53PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Pay Stubs- Pay Stubs in file reflect inconsistencies. The co-borrower's paystubs were illegible and no VOE verifying current pay and ytd earnings was located in the loan file. Used XXXX W2s average income to qualify co-borrower. Response 1 (05/31/2021 9:27AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts < XXXX and CU scores exceeding 2.5.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A